SCHWAB STRATEGIC TRUST

(the Trust)

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Supplement dated December 29, 2017, to the Prospectus dated June 28, 2017, and the

Statement of Additional Information (SAI) dated June 28, 2017,

as supplemented October 2, 2017

This supplement provides new and additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

Effective January 1, 2018, the Standard Creation/Redemption Transaction Fees of certain Schwab ETFs are reduced as follows:

	Current Standard Creation/Redemption Transaction Fee	New Standard Creation/Redemption Transaction Fee

Schwab Fundamental International Large Company Index ETF	$12,500	$10,000

Schwab Fundamental International Small Company Index ETF	$12,500	$10,000

Accordingly, effective January 1, 2018, the Creation and Redemption Unit tables on page 50 of the Prospectus and page 37 of the SAI are revised to reflect the new Standard Creation/Redemption Transaction Fee of $10,000 for Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG100558-00 (12/17)

00204478